11. Derivative Financial Instruments (Details - Derivative liabilities) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Investments, All Other Investments [Abstract]
Compound embedded derivatives, shares	183,301,670		183,301,670		77,026,829
Compound embedded derivatives, value	$ 599,454		$ 599,454		$ (58,790)
Gain on changes in fair value of derivatives	$ (511,975)	$ 0	$ (787,407)	$ 0	$ 119,902	$ 0